BUSINESS COMBINATIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Feb. 03, 2021	Sep. 30, 2021	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Shares issued	734,689
Number of common stock were issued		257,630
Stock issued during period value new issues		$ 845,290	$ (45,512)
Due to related parties		112,062		$ 112,062
Total purchase price				(60,697)
Tranche One [Member]
Business Acquisition [Line Items]
Stock issued during period value new issues	$ 393,750
Additional gross revenue	500,000
Tranche Two [Member]
Business Acquisition [Line Items]
Stock issued during period value new issues	393,750
Additional gross revenue	500,000
Tranche Three [Member]
Business Acquisition [Line Items]
Stock issued during period value new issues	393,750
Additional gross revenue	500,000
Magiclytics [Member]
Business Acquisition [Line Items]
Total purchase price				(60,697)
Common Stock [Member]
Business Acquisition [Line Items]
Number of common stock were issued			46,811,195
Proceeds from public offering	$ 3,500,000
Stock issued during period value new issues			$ 46,811
Magiclytics [Member]
Business Acquisition [Line Items]
Shares issued	5,000
Due to related parties		$ 97,761		97,761
Total purchase price				$ 60,697
Christian Young [Member]
Business Acquisition [Line Items]
Number of common stock were issued	330,610
Common stock percentage	45.00%
Christian Young and Wilfred Man [Member]
Business Acquisition [Line Items]
Common stock percentage	90.00%
A&R Share Exchange Agreement [Member] | Magiclytics [Member]
Business Acquisition [Line Items]
Shares issued	734,689
Number of common stock were issued	734,689
Common stock issuance description	The number of shares of the Company common stock issued at the Magiclytics Closing was based on the fair market value of the Company common stock as initially agreed to by the parties, which is $4.76 per share (the “Base Value”). The fair market value was determined based on the volume weighted average closing price of the Company common stock for the twenty (20) trading day period immediately prior to the Magiclytics,.
Proceeds from public offering	$ 3,500,000
Consulting Agreement [Member]
Business Acquisition [Line Items]
Gross revenue	500,000
Stock issued during period value new issues	$ 393,750
Consulting Agreement [Member] | Tranche Four [Member]
Business Acquisition [Line Items]
Sale of stock discriptions	Following the Tranche 4 Satisfaction Date, at the end of each 12 month period following such date while the Consulting Agreement is still in effect, the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) 4.5% of the Net Income (as defined below) of Magiclytics during such 12 month period divided by (ii) the VWAP as of the last date of such 12 month period. (For purposes of the Consulting Agreement, “Net Income” means the net income of Magiclytics for the applicable period, as determined in accordance with generally accepted accounting principles in the United States, consistently applied, as determined by the Company’s accountants).
Consulting Agreement [Member] | President Secretary Director [Member] | Magiclytics [Member]
Business Acquisition [Line Items]
Business Acquisitions percentage	5.00%